13. CONVERTIBLE NOTES PAYABLE	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Notes to Financial Statements
13. CONVERTIBLE NOTES PAYABLE

Agreements with Gemini Master Fund, Ltd. and Ascendiant Capital Partners, LLC

On May 31, 2013, the Company paid $250,000 plus interest of $35,175 under the Amendment to Warrant Purchase Agreement with Gemini dated January 23, 2013. The Company has acquired the warrant from Gemini and cancelled it.

On June 26, 2013, the Company acquired all additional investment rights (“AIR”) between the Company and Gemini under the AIR Agreement dated January 23, 2013 with the payment of $850,000 and interest of $17,349.

The Company’s equity line of credit with Ascendiant remains outstanding, with available credit of $2,516,859. The Company has no current intention to utilize this line of credit, which expires August 29, 2013.

On May 19, 2011, the Company entered into a Securities Purchase Agreement (“Agreement”) with Gemini Master Fund, Ltd. (“Gemini”) and Ascendiant Capital Partners, LLC (“Ascendiant”) (Gemini and Ascendiant are collectively referred to as the “Investors”), pursuant to which the Company issued $1.2 million in principal amount of 10% convertible debentures (the “Original Debentures”) which were due May 1, 2012.  The due date of the Original Debentures was extended to September 30, 2012 pursuant to a First Amendment to the Agreement on March 12, 2012, and further extended to September 30, 2013 pursuant to a Second Amendment to the Agreement on August 16, 2012. In addition, the Company issued 5-year warrants to the Investors to collectively purchase 2,400,000 shares of our common stock. The purchase price for the debentures was 83.3% of the face amount, resulting in the Company receiving $1.0 million, less legal fees, placement agent fees and expenses as set forth below. The Agreement includes an additional investment right granted to the Investors, pursuant to which the Investors have the right at any time until September 30, 2013, to purchase up to $1.2 million in principal amount of additional debentures (the “Additional Debentures”) on the same terms and conditions as the Original Debentures, except that the conversion price on the Additional Debentures may have a higher floor.  The conversion price on both the Original Debentures and the Additional Debentures are subject to a potential downward adjustment for any equity sales subsequent to the date of issuance. In conjunction with the purchase of the Additional Debentures, the Investors also have the right to purchase additional warrants. The full terms of the transactions with Gemini and Ascendiant are set forth in the transaction agreements, copies of which are filed with this 10-K as Exhibits 10.1 through 10.10.

On August 28, 2012, the Company entered into a Warrant Purchase Agreement with Gemini and acquired the Gemini Warrant covering the purchase of up to 1.8 million shares, subject to adjustment, by paying $250,000 on August 28, 2012 and agreeing to pay $250,000 on or before November 30, 2012.

As of September 30, 2012, Gemini has $600,000 and Ascendiant has $150,000 remaining in principal amount of Original Debentures outstanding plus accrued interest thereon that is convertible into common shares. Ascendiant also has a warrant for the purchase of up to 600,000 shares of our common stock at an original exercise price of $.35 per share, which exercise price is subject to adjustment and which has been adjusted downward as of the date hereof.  See Exhibit 10.6 filed herewith. In addition, the additional investment and participation rights as defined in the Agreement granted to the Investors were extended from September 30, 2012 to September 30, 2013.

The Company paid legal fees and expenses in the amount of $12,500. Visualant also paid $80,000 or 8.0% of the cash received and issued a five-year warrant for 192,000 shares in placement agent fees to Ascendiant Capital Markets LLC.

The Company filed a registration statement on Form S-1, which was declared effective on August 29, 2011, to register 15,340,361 shares of its common stock, including (i) up to 5,400,000 shares of our common stock for Gemini issuable on conversion and the exercise of a warrant issued to Gemini and (ii) up to 1,992,000 shares of our common stock for Ascendiant issuable on conversion of debt and the exercise of a warrant issued to Ascendiant.  As of September 30, 2012, 7,036,975 shares of the Company’s common stock have been issued to Gemini upon conversion of $300,000 of the convertible debentures and interest of $20,780 at an average of $0.05 per share.  As of September 30, 2012, 3,373,425 shares of the Company’s common stock have been issued to Ascendiant upon conversion of $150,000 of the convertible debentures and interest of $18,671 at an average of $0.05 per share.

During the year ended September 30, 2012, the Company modified its outstanding debentures with an aggregate principal value of $1,200,000. The maturity date has been extended to September 30, 2013, the Investors have converted principal and interest as outlined above at $0.05 and the Company paid a premium to the debenture holders in the form of redeeming the outstanding warrants for $500,000. The fair value of the warrants was calculated using the Black-Scholes-Merton option valuation model. The following assumptions were used to determine the fair value of the Warrants using the Black-Scholes valuation model: a term of five years, risk-free rate of 3.92%, volatility of 100%, and dividend yield of zero. Interest expense has been recorded for the loss of $500,000 related to the modification of the debentures.  The difference between the conversion price and the fair market value of the common stock on the commitment date resulted in a beneficial conversion feature recorded of $216,000. Total interest expense recognized, including the beneficial conversion feature was $313,534 during the year ended September 30, 2012.

The conversion of the convertible notes payable and the related warrants will likely result in a substantial dilution of the value of the common shares for all shareholders.